Right-of use assets - Summary of Right To Use Of Assets (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 0 [1]
Beginning balance, Adjusted	137,351
Transfer from construction in progress (Note 20)	10,515
Ending balance	153,211
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	193,100
Additions	22,375
Transfer from construction in progress (Note 20)	10,515
Reclassification with investment properties	16
Transfers to property, plant and equipment on exercise of purchase option	(2,641)
Disposals	(780)
Ending balance	222,585
Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	55,749
Amortization charge for the year	15,263
Reclassification with investment properties	5
Transfers to property, plant and equipment on exercise of purchase option	(874)
Disposals	(769)
Ending balance	69,374
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	138
Ending balance	358
Others [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	138
Additions	51
Transfer from construction in progress (Note 20)	203
Ending balance	392
Others [member] | Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Amortization charge for the year	34
Ending balance	34
Land use rights [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,970
Ending balance	3,209
Land use rights [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,671
Additions	225
Transfer from construction in progress (Note 20)	110
Reclassification with investment properties	16
Ending balance	4,022
Land use rights [member] | Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	701
Amortization charge for the year	107
Reclassification with investment properties	5
Ending balance	813
Aircraft and engines [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	132,943
Ending balance	147,491
Aircraft and engines [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	187,991
Additions	20,609
Transfer from construction in progress (Note 20)	10,202
Transfers to property, plant and equipment on exercise of purchase option	(2,641)
Disposals	(780)
Ending balance	215,381
Aircraft and engines [member] | Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	55,048
Amortization charge for the year	14,485
Transfers to property, plant and equipment on exercise of purchase option	(874)
Disposals	(769)
Ending balance	67,890
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,300
Ending balance	2,153
Buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,300
Additions	1,490
Ending balance	2,790
Buildings [member] | Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Amortization charge for the year	637
Ending balance	¥ 637

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).